Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 35.7	$ 22.2
Accrued payroll and bonus	7.9	8.6
Other accrued expenses	47.0	50.0
Total	$ 90.6	$ 80.8